Schedule of Costs to Obtain Contract Activity (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 52,616	$ 38,546	$ 31,504	$ 39,144	$ 38,462	$ 51,472	$ 51,472	$ 69,737
Commissions Incurred	82,017	39,664	57,237	42,739	48,316	31,610	180,141	242,810
Deferred Commissions Recognized	(81,938)	(25,594)	(50,195)	(44,765)	(47,634)	(44,620)	(200,109)	(261,075)
Ending Balance	$ 52,695	$ 52,616	$ 38,546	$ 37,118	$ 39,144	$ 38,462	$ 31,504	$ 51,472